World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2013

Dates Covered
Collections Period	07/01/13 -07/31/13
Interest Accrual Period	07/15/13 -08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	332,962,141.05	22,273
Yield Supplement Overcollateralization Amount at 06/30/13	7,545,276.19	0

Receivables Balance at 06/30/13	340,507,417.24	22,273
Principal Payments	16,893,010.50	678
Defaulted Receivables	600,756.49	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	6,982,161.84	0

Pool Balance at 07/31/13	316,031,488.41	21,562

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,848,361.27	390
Past Due 61-90 days	1,316,093.25	83
Past Due 91 + days	333,499.47	24

Total	7,497,953.99	497

Total 31+ Delinquent as % Ending Pool Balance	2.37%

Recoveries	454,548.62

Aggregate Net Losses/(Gains) - July 2013	146,207.87

Overcollateralization Target Amount	16,591,653.14
Actual Overcollateralization	16,591,653.14

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	41.84

Flow of Funds	$ Amount

Collections	18,479,193.17
Advances	3,100.12
Investment Earnings on Cash Accounts	2,204.21
Servicing Fee	(283,756.18)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,200,741.32

Distributions of Available Funds
(1) Class A Interest	264,019.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,041,793.37
(7) Distribution to Certificateholders	1,863,259.87
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	18,200,741.32

Servicing Fee	283,756.18
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 07/15/13	315,481,628.64
Principal Paid	16,041,793.37
Note Balance @ 08/15/13	299,439,835.27

Class A-1
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-2
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-3
Note Balance @ 07/15/13	208,757,628.64
Principal Paid	16,041,793.37
Note Balance @ 08/15/13	192,715,835.27
Note Factor @ 08/15/13	79.3069281%

Class A-4
Note Balance @ 07/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	87,531,000.00
Note Factor @ 08/15/13	100.0000000%

Class B
Note Balance @ 07/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	19,193,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	295,688.08
Total Principal Paid	16,041,793.37

Total Paid	16,337,481.45

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	167,006.10
Principal Paid	16,041,793.37

Total Paid to A-3 Holders	16,208,799.47

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4195800
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.7632284

Total Distribution Amount	23.1828084

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6872679
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	66.0156106

Total A-3 Distribution Amount	66.7028785

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/13	58,754.39
Balance as of 07/31/13	61,854.51
Change	3,100.12

Reserve Account
Balance as of 07/15/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07